Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Schedule of due from related parties
	September 30, 2021 (Unaudited)	March 31, 2021
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,978,137	$-
	-	-
Total	$2,978,137	$-

Schedule of due to related parties
	September 30, 2021 (Unaudited)	March 31, 2021
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$10,351,338
Feng Zhou	52,235
Jianping Zhou	2,065,313	1,797,123
Total	$2,117,548	$12,148,461